PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Accounts receivables	$ 25,907	$ 42,654
Prepayments to suppliers	198,452	55,342
Interest receivable	44,614	22,108
Staff advances	3,175	3,206
Loan to employees, current portion	2,862	4,413
Other deposits	8,039	7,550
Prepaid VAT	33,656	6,284
Prepaid rental and related fee	8,057	7,335
Receivables from investees		13,304
Loans to third-parties	5,472	5,883
Receivables of withholding tax for employees related to share incentive plan	61,526	34,720
Others	11,350	4,553
Prepaid expenses and other current assets	$ 403,110	$ 207,352